Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2014
Distribution Date:	5/15/2014

This report contains information regarding Scotiabank Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds
Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date (1)	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$1,537,520,000
Issued prior to CMHC registration under the Insured Covered Bond Programme(2)			$12,200,675,000

Total Outstanding			$13,738,195,000

OSFI Covered Bond Limit			$29,800,897,200

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		Bank of Nova Scotia
Guarantor Entity		Scotiabank Registered Covered Bond LP
Seller, Servicer & Cash Manager		Bank of Nova Scotia
Swap Providers		Bank of Nova Scotia
Bond Trustee and Custodian		Computershare
Asset Monitor		KPMG LLP
Account Bank and GDA Provider		Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		CIBC
Paying Agent, Registrar, Exchange Agent, Transfer Agent		Bank of Nova Scotia, London Branch and for the US the Bank of Nova Scotia Agency of New York

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this Series applies until the Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Maturity Date to but excluding the Extended Due for Payment Date.

(2) Covered Bonds issued under the previously established Insured Covered Bond Programme do not form a part of the CMHC registered Scotiabank Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2014
Distribution Date:	5/15/2014

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)(2)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank and GDA Provider(2)
	Moody's	Fitch	DBRS
Senior Debt	P-1	F1 / A	R-1 (middle) / A (low)

Ratings Triggers(2)(3)
A. Party Replacement

If the ratings of the Party falls below the level stipulated below, the party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CI	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 / BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent	P-1	F1 and A	NA

Specific Rating Related Action(2)

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts directly into the GDA Account	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Servicer is required to hold any funds belonging to the Guarantor and transfer those funds directly into the GDA Account within two business days	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default and Triggers

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (i) (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2014
Distribution Date:	5/15/2014

Asset Coverage Test (C$)

Outstanding Covered Bonds		1,537,520,000

A = Lesser of (i) LTV Adjusted Balance and		10,176,082,657.81	A (i)	10,883,510,863.97
(ii) Asset Percentage Adjusted True Balance, as adjusted			A (ii)	10,176,082,657.81
B = Principal Receipts		1,243,148,112.44	Asset Percentage:	93.5%
C = Cash Capital Contributions		-	Maximum Asset Percentage:	95.0%
D = Substitute Assets		-
E = (i) Reserve Fund and		-
(ii) Pre-Maturity Liquidity Ledger balance(1)		-
Z = Negative Carry Factor Calculation		37,869,328.22
Total: A + B + C + D + E - Z		11,381,361,442.03

Asset Coverage Test		PASS

Valuation Calculation = Asset Value – Liability Value

Trading Value of Covered Bond(5)		1,539,857,030

A = lesser of (i) Present Value of outstanding loan balance of		11,017,678,339.39	A (i)	11,017,678,339.39
Performing Eligible Loans (1) and (ii) 80% of Market Value (2) of properties securing Performing Loans			A (ii)	20,340,822,887.20
B = Principal Receipts		1,243,148,112.44
C = Cash Capital Contributions		-
D = Trading Value of Substitute Assets
E = (i)Reserve Fund and
(ii) Pre-Maturity Liquidity Ledger balance(3)
F = Trading Value of Swap Collateral
Present Value Adjusted Aggregate Asset Amount		12,260,826,451.83
Total: A + B + C + D + E + F

Intercompany Loan Balance

Guarantee Loan		10,548,782,608.70
Demand Loan		1,671,217,391.30
Total		12,220,000,000.00

Portfolio Losses

Period End	Write off Amounts	Loss Percentage (annualized)

Portfolio Flow of Funds

		30-Apr-2014
Cash Inflows
Principal Receipts		125,260,448.95
Proceeds for Sale of Loans
Revenue Receipts		28,614,329.25
Swap Receipts
Cash Outflows
Swap Payment
Intercompany Loan Interest		(39,442,035.15)
Intercompany Loan Principal
Intercompany Loan Repayment
Other Outflows(4)		(1,909,992.78)
Net Inflows/(Outflows)		112,522,750.27

(1) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to BNS clients as at the last day of April, being 2.48%.
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(3) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(4) Amounts included are expenses incurred, such as legal fees, filing fees, and service charges.
(5) Trading Values Method is the last selling price as of the calculation date of the covered bond.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2014
Distribution Date:	5/15/2014

Portfolio Summary Statistics

Previous Month Ending Balance	$ 11,010,532,392
Current Month Ending Balance	$ 10,885,335,804
Number of Mortgage Loans in Pool	63,830
Average Loan Size	$ 170,536
Number of Primary Borrowers	55,543
Number of Properties	58,357

Weighted Average Current LTV of Loans in the Portfolio[1](Unindexed)	57.48%
Weighted Average of Original LTV of Loans in the Portfolio[1]	63.13%
Weighted Average of Authorized LTV of Loans in the Portfolio[2]	77.62%
Weighted Average Seasoning of Loans in the Portfolio	26.78	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.08%
Weighted Average Original Term of Loans in the Portfolio	55.48	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	28.70	(Months)
Weighted Average Maturity of Loans Relative to Weighted Average Maturity of Outstandings	N/A	(Months)

Portfolio Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	63,790	99.94%	10,876,972,168	99.92%
30 to 59 Days Past Due	23	0.04%	5,889,984	0.05%
60 to 89 Days Past Due	6	0.01%	648,712	0.01%
90 or More Days Past Due	11	0.02%	1,824,940	0.02%
Total	63,830	100.00%	10,885,335,804	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	6,487	10.16%	1,267,294,336	11.64%
British Columbia	8,927	13.99%	2,099,002,792	19.28%
Manitoba	1,398	2.19%	176,991,029	1.63%
New Brunswick	1,518	2.38%	143,055,212	1.31%
Newfoundland	1,330	2.08%	157,410,579	1.45%
Northwest Territories	15	0.02%	2,078,719	0.02%
Nova Scotia	2,434	3.81%	265,304,415	2.44%
Nunavut	-	0.00%	-	0.00%
Ontario	31,620	49.54%	5,425,991,889	49.85%
Prince Edward Island	362	0.57%	33,916,157	0.31%
Quebec	7,992	12.52%	1,028,310,373	9.45%
Saskatchewan	1,598	2.50%	255,436,448	2.35%
Yukon	149	0.23%	30,543,855	0.28%
Total	63,830	100.00%	10,885,335,804	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	220	0.34%	33,806,769	0.31%
599 and Below	789	1.24%	100,831,589	0.93%
600 - 650	1,575	2.47%	243,920,025	2.24%
651 - 700	4,327	6.78%	709,738,053	6.52%
701 - 750	8,784	13.76%	1,546,329,104	14.21%
751 - 800	28,984	45.41%	5,111,349,002	46.96%
801 and Above	19,151	30.00%	3,139,361,263	28.84%
Total	63,830	100.00%	10,885,335,804	100.00%

(1) With respect to STEP loans, the Current LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP products and subsequent STEP Loans, which in each case are or will be secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2014
Distribution Date:	5/15/2014

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	46,470	72.80%	7,960,817,865	73.13%
Variable	17,360	27.20%	2,924,517,939	26.87%
Total	63,830	100.00%	10,885,335,804	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	56,195	88.04%	9,122,390,268	83.80%
Non-STEP	7,635	11.96%	1,762,945,537	16.20%
Total	63,830	100.00%	10,885,335,804	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	-	0.00%	-	0.00%
Owner Occupied	63,830	100.00%	10,885,335,804	100.00%
Total	63,830	100.00%	10,885,335,804	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	46,428	72.74%	8,408,995,238	77.25%
3.5000 - 3.9999	11,998	18.80%	1,808,351,875	16.61%
4.0000 - 4.4999	3,687	5.78%	469,747,672	4.32%
4.5000 - 4.9999	1,057	1.66%	125,561,985	1.15%
5.0000 - 5.4999	504	0.79%	57,814,169	0.53%
5.5000 - 5.9999	109	0.17%	10,654,054	0.10%
6.0000 - 6.4999	33	0.05%	3,513,873	0.03%
6.5000 - 6.9999	7	0.01%	428,042	0.00%
7.0000 - 7.4999	3	0.00%	142,453	0.00%
7.5000 - 7.9999	4	0.01%	126,444	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	63,830	100.00%	10,885,335,804	100.00%

Portfolio Current LTV Distribution(2)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	7,230	11.33%	320,961,294	2.95%
20.01-25.00	2,756	4.32%	245,198,247	2.25%
25.01-30.00	3,282	5.14%	335,610,679	3.08%
30.01-35.00	3,774	5.91%	452,244,542	4.15%
35.01-40.00	4,309	6.75%	596,706,658	5.48%
40.01-45.00	4,642	7.27%	726,297,734	6.67%
45.01-50.00	4,309	6.75%	727,954,844	6.69%
50.01-55.00	3,993	6.26%	707,188,518	6.50%
55.01-60.00	4,506	7.06%	883,762,271	8.12%
60.01-65.00	5,108	8.00%	1,094,785,194	10.06%
65.01-70.00	5,545	8.69%	1,261,618,047	11.59%
70.01-75.00	8,701	13.63%	2,099,783,464	19.29%
75.01-80.00	5,675	8.89%	1,433,224,313	13.17%
80.01 and Above	-	0.00%	-	0.00%
Total	63,830	100.00%	10,885,335,804	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing
(2) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP products, or (ii) Additional STEP loans which are not yet included in the cover pool, which in each case are secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2014
Distribution Date:	5/15/2014

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	5,532	8.67%	708,056,107	6.50%
12.00 - 23.99	20,187	31.63%	2,980,777,627	27.38%
24.00 - 35.99	19,711	30.88%	3,523,111,749	32.37%
36.00 - 41.99	13,298	20.83%	2,659,512,614	24.43%
42.00 - 47.99	3,950	6.19%	812,051,254	7.46%
48.00 - 53.99	281	0.44%	59,706,345	0.55%
54.00 - 59.99	119	0.19%	20,469,379	0.19%
60.00 - 65.99	465	0.73%	71,883,898	0.66%
66.00 - 71.99	113	0.18%	15,885,383	0.15%
72.00 and Above	174	0.27%	33,881,449	0.31%
Total	63,830	100.00%	10,885,335,804	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	23,078	36.16%	1,262,433,790	11.60%
100,000 - 149,999	11,935	18.70%	1,485,433,949	13.65%
150,000 - 199,999	9,446	14.80%	1,643,881,343	15.10%
200,000 - 249,999	6,519	10.21%	1,458,210,210	13.40%
250,000 - 299,999	4,523	7.09%	1,237,236,799	11.37%
300,000 - 349,999	2,781	4.36%	898,245,442	8.25%
350,000 - 399,999	1,784	2.79%	665,565,172	6.11%
400,000 - 449,999	1,067	1.67%	451,022,332	4.14%
450,000 - 499,999	760	1.19%	359,276,593	3.30%
500,000 - 549,999	475	0.74%	248,849,449	2.29%
550,000 - 599,999	366	0.57%	209,486,494	1.92%
600,000 - 649,999	218	0.34%	136,036,236	1.25%
650,000 - 699,999	180	0.28%	121,149,322	1.11%
700,000 - 749,999	113	0.18%	81,706,916	0.75%
750,000 - 799,999	91	0.14%	70,436,379	0.65%
800,000 - 849,999	79	0.12%	65,154,091	0.60%
850,000 - 899,999	72	0.11%	63,000,640	0.58%
900,000 - 949,999	51	0.08%	47,288,684	0.43%
950,000 - 999,999	46	0.07%	44,509,810	0.41%
1,000,000 or Greater	246	0.39%	336,412,154	3.09%
Total	63,830	100.00%	10,885,335,804	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	6,990	10.95%	1,046,546,397	9.61%
Single Family	55,459	86.89%	9,581,761,561	88.02%
Multi Family	1,146	1.80%	214,612,078	1.97%
Other	235	0.37%	42,415,768	0.39%
Total	63,830	100.00%	10,885,335,804	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2014
Distribution Date:	5/15/2014

Portfolio Current LTV and Delinquency Distribution by Province
Current LTV (%)(1)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(2)
Alberta	All	33,617,860	25,596,495	36,753,701	51,691,277	68,547,016	82,737,273	79,658,598	86,748,107	107,197,909	131,050,437	138,869,915	241,537,971	183,287,778	-	1,267,294,336	11.64%
Alberta	Current and Less Than 30 Days Past Due	33,617,860	25,596,495	36,673,058	51,691,277	68,547,016	82,571,796	79,436,475	86,748,107	107,197,909	130,819,996	138,869,915	241,240,855	183,287,778	-	1,266,298,536	99.92%
Alberta	30 to 59 Days Past Due	-	-	80,644	-	-	165,476	222,123	-	-	-	-	297,117	-	-	765,359	0.06%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	230,441	-	-	-	-	230,441	0.02%
British Columbia	All	78,236,918	61,696,948	76,379,882	101,181,762	133,842,948	153,773,214	154,618,520	140,799,648	173,156,190	200,357,552	240,505,594	348,989,608	235,464,008	-	2,099,002,792	19.28%
British Columbia	Current and Less Than 30 Days Past Due	78,236,918	61,696,948	76,379,882	101,181,762	133,842,948	153,428,390	152,073,452	140,799,648	173,022,443	200,357,552	240,043,413	348,793,201	235,464,008	-	2,095,320,566	99.82%
British Columbia	30 to 59 Days Past Due	-	-	-	-	-	-	2,545,068	-	-	-	-	-	-	-	2,545,068	0.12%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	133,746	-	-	-	-	-	133,746	0.01%
British Columbia	90 Days or More Past Due	-	-	-	-	-	344,824	-	-	-	-	462,181	196,406	-	-	1,003,411	0.05%
Manitoba	All	3,230,649	2,190,258	4,775,063	5,119,542	6,518,888	9,648,551	10,574,513	11,590,230	15,551,028	19,822,570	23,136,045	35,163,738	29,669,953	-	176,991,029	1.63%
Manitoba	Current and Less Than 30 Days Past Due	3,230,649	2,190,258	4,775,063	5,021,446	6,518,888	9,648,551	10,574,513	11,590,230	15,551,028	19,822,570	23,136,045	35,163,738	29,669,953	-	176,892,933	99.94%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	98,095	-	-	-	-	-	-	-	-	-	-	98,095	0.06%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	3,107,308	2,851,860	3,318,546	4,745,608	5,790,440	7,664,921	7,719,853	9,922,861	9,426,725	14,231,433	18,027,493	34,916,883	21,331,282	-	143,055,212	1.31%
New Brunswick	Current and Less Than 30 Days Past Due	3,107,308	2,834,216	3,318,546	4,745,608	5,790,440	7,664,921	7,719,853	9,922,861	9,426,725	14,231,433	18,027,493	34,916,883	21,238,944	-	142,945,230	99.92%
New Brunswick	30 to 59 Days Past Due	-	17,644	-	-	-	-	-	-	-	-	-	-	-	-	17,644	0.01%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	92,338	-	92,338	0.06%
Newfoundland	All	2,904,475	2,468,189	3,317,458	5,755,748	5,547,577	8,459,435	8,113,505	9,041,128	16,282,343	13,858,043	22,153,948	35,098,755	24,409,975	-	157,410,579	1.45%
Newfoundland	Current and Less Than 30 Days Past Due	2,904,475	2,468,189	3,317,458	5,660,678	5,547,577	8,459,435	8,113,505	9,041,128	16,282,343	13,858,043	22,153,948	35,098,755	24,409,975	-	157,315,509	99.94%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 Days or More Past Due	-	-	-	95,070	-	-	-	-	-	-	-	-	-	-	95,070	0.06%
North West Territories	All	39,553	105,639	62,375	95,422	136,483	68,491	373,165	545,850	-	-	-	328,772	322,967	-	2,078,719	0.02%
North West Territories	Current and Less Than 30 Days Past Due	39,553	105,639	62,375	95,422	136,483	68,491	373,165	545,850	-	-	-	328,772	322,967	-	2,078,719	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	7,132,081	5,408,835	7,859,519	9,939,868	12,115,439	14,299,130	16,706,792	17,418,208	22,819,647	29,032,747	28,469,918	55,117,023	38,985,208	-	265,304,415	2.44%
Nova Scotia	Current and Less Than 30 Days Past Due	7,132,081	5,408,835	7,859,519	9,939,868	12,115,439	14,299,130	16,706,792	17,418,208	22,819,647	29,032,747	28,469,918	55,068,022	38,985,208	-	265,255,413	99.98%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	49,002	-	-	49,002	0.02%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	155,988,229	115,074,351	158,570,148	214,021,822	278,641,142	360,807,387	357,079,700	339,378,160	428,564,421	548,941,962	640,240,721	1,102,629,127	726,054,719	-	5,425,991,889	49.85%
Ontario	Current and Less Than 30 Days Past Due	155,975,887	115,048,346	158,519,864	213,888,195	278,432,028	360,356,612	356,935,264	339,378,160	428,095,018	548,654,555	640,240,721	1,102,629,127	725,769,575	-	5,423,923,351	99.96%
Ontario	30 to 59 Days Past Due	-	26,005	50,283	133,627	209,114	402,682	144,436	-	469,403	287,407	-	-	-	-	1,722,958	0.03%
Ontario	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	285,145	-	285,145	0.01%
Ontario	90 Days or More Past Due	12,342	-	-	-	-	48,094	-	-	-	-	-	-	-	-	60,435	0.00%
Prince Edward Island	All	871,034	520,864	471,000	761,475	1,753,278	1,562,664	1,987,767	1,491,056	3,271,799	3,293,756	4,918,475	6,714,588	6,298,405	-	33,916,157	0.31%
Prince Edward Island	Current and Less Than 30 Days Past Due	871,034	520,864	471,000	761,475	1,753,278	1,562,664	1,987,767	1,491,056	3,271,799	3,293,756	4,918,475	6,714,588	6,298,405	-	33,916,157	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	30,209,147	25,145,932	36,382,560	48,900,976	68,108,213	71,749,293	73,090,315	72,987,128	86,049,816	105,172,345	112,839,305	182,997,950	114,677,394	-	1,028,310,373	9.45%
Quebec	Current and Less Than 30 Days Past Due	30,209,147	25,145,932	36,382,560	48,612,218	68,068,111	71,542,998	72,869,520	72,987,128	86,049,816	105,172,345	112,839,305	182,680,883	114,524,296	-	1,027,084,259	99.88%
Quebec	30 to 59 Days Past Due	-	-	-	288,757	40,102	-	220,795	-	-	-	-	97,392	153,099	-	800,145	0.08%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	131,726	-	-	131,726	0.01%
Quebec	90 Days or More Past Due	-	-	-	-	-	206,295	-	-	-	-	-	87,949	-	-	294,244	0.03%
Saskatchewan	All	5,153,087	3,704,406	7,078,344	8,628,777	14,510,357	13,912,343	15,640,369	14,755,743	19,403,415	25,962,723	29,396,996	51,145,606	46,144,281	-	255,436,448	2.35%
Saskatchewan	Current and Less Than 30 Days Past Due	5,153,087	3,704,406	7,078,344	8,628,777	14,471,547	13,912,343	15,640,369	14,755,743	19,403,415	25,962,723	29,396,996	51,145,606	46,144,281	-	255,397,638	99.98%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	38,810	-	-	-	-	-	-	-	-	-	38,810	0.02%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	470,952	434,471	642,084	1,402,264	1,194,877	1,615,032	2,391,746	2,510,400	2,038,977	3,061,628	3,059,638	5,143,443	6,578,342	-	30,543,855	0.28%
Yukon	Current and Less Than 30 Days Past Due	470,952	434,471	642,084	1,402,264	1,194,877	1,615,032	2,391,746	2,510,400	2,038,977	3,061,628	3,059,638	5,143,443	6,578,342	-	30,543,855	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	320,961,294	245,198,247	335,610,679	452,244,542	596,706,658	726,297,734	727,954,844	707,188,518	883,762,271	1,094,785,194	1,261,618,047	2,099,783,464	1,433,224,313	-	10,885,335,804	100.00%
	Current and Less Than 30 Days Past Due	320,948,953	245,154,599	335,479,752	451,628,992	596,418,632	725,130,363	724,822,422	707,188,518	883,159,121	1,094,267,346	1,261,155,866	2,098,923,873	1,432,693,731	-	10,876,972,168	99.92%
	30 to 59 Days Past Due	-	43,649	130,927	422,385	288,026	568,158	3,132,422	-	469,403	287,407	-	394,508	153,099	-	5,889,984	0.05%
	60 to 89 Days Past Due	-	-	-	98,095	-	-	-	-	133,746	-	-	131,726	285,145	-	648,712	0.01%
	90 Days or More Past Due	12,342	-	-	95,070	-	599,212	-	-	-	230,441	462,181	333,357	92,338	-	1,824,940	0.02%

(1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) Percentage Total for "All" loans is calculated as a percentage of total loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of loans within the associated province.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2014
Distribution Date:	5/15/2014

Portfolio Current LTV Distribution by Credit Bureau Score

Current LTV (%)(1)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.01	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	1,039,010	429,969	980,610	784,918	2,276,366	2,074,923	1,801,472	2,070,625	3,065,139	3,404,958	2,478,280	8,646,200	4,754,297	-	33,806,769	0.31%
<=599	3,519,551	3,128,892	4,170,929	9,466,424	13,359,723	14,408,389	9,154,114	3,784,605	4,333,967	4,844,740	6,458,848	13,145,920	11,055,486	-	100,831,589	0.93%
600-650	7,201,080	6,119,138	10,461,904	17,847,426	19,921,647	25,404,904	35,186,899	8,347,889	10,747,130	14,676,997	24,251,338	33,010,514	30,743,159	-	243,920,025	2.24%
651-700	25,051,592	25,300,335	32,887,073	46,334,242	65,466,718	75,015,141	55,077,257	34,412,328	40,893,633	55,441,952	68,213,891	107,308,746	78,335,144	-	709,738,053	6.52%
701-750	42,579,956	34,270,173	45,863,744	67,075,284	91,505,264	114,784,997	94,873,391	84,797,308	108,429,633	136,518,796	171,306,649	337,668,515	216,655,394	-	1,546,329,104	14.21%
751-800	124,260,019	94,466,912	128,412,880	167,305,297	233,153,315	288,631,497	315,562,444	344,925,726	432,585,423	562,516,386	635,089,479	1,047,709,473	736,730,150	-	5,111,349,002	46.96%
>800	117,310,086	81,482,827	112,833,538	143,430,951	171,023,624	205,977,883	216,299,267	228,850,037	283,707,345	317,381,365	353,819,561	552,294,094	354,950,683	-	3,139,361,263	28.84%
Total	320,961,294	245,198,247	335,610,679	452,244,542	596,706,658	726,297,734	727,954,844	707,188,518	883,762,271	1,094,785,194	1,261,618,047	2,099,783,464	1,433,224,313	-	10,885,335,804	100.00%
											0
(1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.